Financial risk management (Details) $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 ARS ($)
Current assets [Member]
IfrsStatementLineItems [Line Items]
Foreign currency balance assets	$ 62,502.0					$ 55,768.0
Total assets [Member]
IfrsStatementLineItems [Line Items]
Foreign currency balance assets	62,502.0					55,768.0
Noncurrent liabilities [member]
IfrsStatementLineItems [Line Items]
Foreign currency balance liabilities	44,345.0					45,268.0
Noncurrent liabilities [member] | Borrowing [member]
IfrsStatementLineItems [Line Items]
Amount of foreign currency	$ 54.9
Exchange rate	808.450	808.450	808.450	808.450	808.450
Foreign currency balance liabilities	$ 44,345.0					45,268.0
Current liabilities [member]
IfrsStatementLineItems [Line Items]
Foreign currency balance liabilities					$ 71,132					$ 11,169
Current liabilities [member] | Borrowing [member]
IfrsStatementLineItems [Line Items]
Amount of foreign currency	$ 62.3			¥ 2,500,000
Exchange rate	808.450	808.450	808.450	808.450	808.450
Foreign currency balance liabilities	$ 50,379.0			¥ 284,000,000		573.0
Current liabilities [member] | Trade payables2 member
IfrsStatementLineItems [Line Items]
Amount of foreign currency	$ 22.9	SFr 300,000	€ 600,000
Exchange rate	808.450	808.450	808.450	808.450	808.450
Foreign currency balance liabilities	$ 18,514.0	SFr 289,000,000	€ 537,000,000			9,768.0		€ 118,000,000
Current liabilities [member] | Other payables [member]
IfrsStatementLineItems [Line Items]
Amount of foreign currency	$ 1.4
Exchange rate	808.450	808.450	808.450	808.450	808.450
Foreign currency balance liabilities	$ 1,129.0					710.0
Total liabilities member
IfrsStatementLineItems [Line Items]
Foreign currency balance liabilities					$ 115,477					$ 56,437
Other receivables [member] | Current assets [Member]
IfrsStatementLineItems [Line Items]
Amount of foreign currency	$ 26.3
Exchange rate	805.450	805.450	805.450	805.450	805.450
Foreign currency balance assets	$ 21,183.0					10,635.0
Financial assets at fair value through profit or loss, category [member] | Current assets [Member]
IfrsStatementLineItems [Line Items]
Amount of foreign currency	$ 51.1
Exchange rate	805.450	805.450	805.450	805.450	805.450
Foreign currency balance assets	$ 41,158.0					45,024.0
Cash and equivalents member | Current assets [Member]
IfrsStatementLineItems [Line Items]
Amount of foreign currency	$ 0.2
Exchange rate	805.450	805.450	805.450	805.450	805.450
Foreign currency balance assets	$ 161.0					$ 109.0